SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Financial Assets:
Cash and Cash Equivalents	$ 21,313,672	$ 9,418,501
Restricted Cash	730	1,029
Financial Liabilities:
Accounts Payable and Accrued Liabilities	58,087,253	75,425,161
Other Liabilities		19,732,305	$ 3,646,380
Due to Related Party	1,476,921	4,556,814	5,640,817
Derivative Liabilities	$ 5,707,715	546,076
F V T P L [Member]
Financial Assets:
Cash and Cash Equivalents		10,093,925	33,226,370
Restricted Cash		9,873	55,618
Accounts Receivable
Due from Related Party
Investments		3,786,791	13,018,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities
Other Liabilities
Acquisition Consideration Related Liabilities		8,951,801	774,000
Notes Payable
Due to Related Party
Derivative Liabilities		546,076	9,343,485
Senior Secured Convertible Credit Facility
Total [Member]
Financial Assets:
Cash and Cash Equivalents		10,093,925	33,226,370
Restricted Cash		9,873	55,618
Accounts Receivable		963,997	621,945
Due from Related Party		3,109,717	4,921,455
Investments		3,786,791	13,018,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities		79,530,930	47,610,197
Other Liabilities		10,780,504	2,872,380
Acquisition Consideration Related Liabilities		8,951,801	774,000
Notes Payable		168,998,605	172,747,559
Due to Related Party		4,556,814	5,640,817
Derivative Liabilities		546,076	9,343,485
Senior Secured Convertible Credit Facility		166,368,463	86,855,415
Amortized Cost [Member]
Financial Assets:
Cash and Cash Equivalents
Restricted Cash
Accounts Receivable		963,997	621,945
Due from Related Party		3,109,717	4,921,455
Investments
Financial Liabilities:
Accounts Payable and Accrued Liabilities		79,530,930	47,610,197
Other Liabilities		10,780,504	2,872,380
Acquisition Consideration Related Liabilities
Notes Payable		168,998,605	172,747,559
Due to Related Party		4,556,814	5,640,817
Derivative Liabilities
Senior Secured Convertible Credit Facility		$ 166,368,463	$ 86,855,415